Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets [Abstract]
Other financial assets	The changes during 2024 and 2023 were as follows:
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2024	284	258	77	619
Changes:
Acquisitions/additions	76	6	65	147
Sales/redemptions/reductions	(31)	(14)	(11)	(56)
Value adjustment through OCI		(23)		(23)
Value adjustment through P&L	(25)		1	(23)
Translation differences and other	8	12	(4)	16
Reclassification	(25)	4	(27)	(47)
Balance as of December 31, 2024	288	242	102	631
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2023	322	284	54	660
Changes:
Acquisitions/additions	71	14	20	105
Sales/redemptions/reductions	(33)	(14)	(11)	(58)
Value adjustment through OCI		(17)		(17)
Value adjustment through P&L	(39)		-	(39)
Translation differences and other	(29)	(14)	(1)	(44)
Reclassifications	(8)	5	15	12
Balance as of December 31, 2023	284	258	77	619